Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Taxes Tables
Summary of deferred tax assets
	March 31, 2017	March 31, 2016
Net loss before taxes	$21,293	$15,564
Statutory rate	35%	35%

Computed expected tax recovery	7,453	5,447
Change in valuation allowance	(7,453)	(5,447)

Income tax provision	—	—

Net operating losses
March 31, 2033	$555
March 31, 2034	50,947
March 31, 2035	22,438
March 31, 2036	15,564
March 31, 2037	21,293
$110,797